GENERAL AND ADMINISTRATIVE EXPENSE	6 Months Ended
Jun. 30, 2026
Disclosure Of General And Administrative Expense [Abstract]
GENERAL AND ADMINISTRATIVE EXPENSE	GENERAL AND ADMINISTRATIVE EXPENSE
The components of general and administrative expense are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2026	2025	2026	2025
Employee compensation and benefits	$136	$125	$277	$264
Management fees	80	77	161	149
Professional fees	42	35	77	61
Facilities and technology	12	13	28	25
Transaction costs	21	19	40	14
Other	39	39	81	81
Total general and administrative expense	$330	$308	$664	$594